Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35147
Entity Registrant Name	Renren Inc.
Entity Central Index Key	0001509223
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2828 N. Central Avenue Fl 7
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Country	US
Entity Address, Postal Zip Code	85004
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Location	New York, NY
Auditor Firm ID	5395
ADR [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing 45 Class A ordinary shares
Trading Symbol	RENN
Security Exchange Name	NYSE
Common Class A [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	815,936,577
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	305,388,450
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2828 N. Central Avenue Fl 7
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Country	US
Entity Address, Postal Zip Code	85004
City Area Code	+1
Local Phone Number	833-258-7482
Contact Personnel Name	Chris Palmer
Contact Personnel Email Address	ir@renren-inc.com